LONG-TERM BANK LOAN (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2012	$ 0	$ 498
2013	646	619
2014	160	132
2015	174	144
2016	138	106
2017	25	0
Total	$ 1,143	$ 1,499